INTANGIBLE ASSETS - Movement in goodwill per cash-generating unit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	$ 394	$ 1,542
Translation adjustment	(45)	(74)
Addition		10
Reclassification as held for sale		(1,084)
Goodwill at end of period	349	394
Russia
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	1,084
Translation adjustment		0
Addition		0
Reclassification as held for sale		(1,084)
Goodwill at end of period		0
Pakistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	223	287
Translation adjustment	(44)	(64)
Addition		0
Reclassification as held for sale		0
Goodwill at end of period	179	223
Kazakhstan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	127	136
Translation adjustment	2	(9)
Addition		0
Reclassification as held for sale		0
Goodwill at end of period	129	127
Ukraine
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	10	0
Translation adjustment	0	0
Addition		10
Reclassification as held for sale		0
Goodwill at end of period	10	10
Uzbekistan
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	34	35
Translation adjustment	(3)	(1)
Addition		0
Reclassification as held for sale		0
Goodwill at end of period	$ 31	$ 34